Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 52,117,581		$ 125,059,189	$ 164,943,850
Accounts payable and accrued liabilities	$ 3,998,313		$ 5,966,921
Convertible debentures, aggregate principal amount		$ 120,000,000
Borrowings, interest rate	7.50%	7.50%		7.50%
Amounts held in foreign risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, net		$ 76,019,307
Percentage of reasonably possible change in currency rates	10.00%
Value at risk	$ 9,871,617